Summary of Significant Accounting and Reporting Policies (Details 5) (USD $)	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2013 Senior exchangeable notes	Dec. 31, 2013 Senior exchangeable notes	Jun. 30, 2013 Senior exchangeable notes	Dec. 31, 2011 Senior exchangeable notes NLC
Notes payable
Debt issuance costs amortized	$ 2,300,000	$ 200,000	$ 400,000	$ 2,100,000			$ 200,000
Par value of debts purchased							6,900,000
Interest rate (as a percent)					7.50%	7.50%
Advertising
Advertising expense	$ 5,300,000	$ 400,000	$ 34,000